Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	$ 26,523,390	$ 14,630,140	$ 9,050,371
Other comprehensive income, net of tax:
Change in fair value of available-for-sale investment, net of tax of nil, $26,101 and $49,525 in 2013, 2014 and 2015, respectively	148,575	78,303
Disposal of available-for-sale investment, net of tax of nil, $23,844 and $51,782 in 2013, 2014 and 2015, respectively	(155,347)	(71,531)
Change in cumulative foreign currency translation adjustment	(4,122,034)	(56,024)	526,503
Other comprehensive income (loss)	(4,128,806)	(49,252)	526,503
Comprehensive income	22,394,584	14,580,888	9,576,874
Less: comprehensive (loss) income attributable to non-controlling interest	2,124,765	261,163	(87,778)
Comprehensive income attributable to Jupai shareholders	20,269,819	14,319,725	9,664,652
Deemed dividend on Series B convertible redeemable preferred shares		(7,563,669)
Comprehensive income attributable to ordinary shareholders	$ 20,269,819	$ 6,756,056	$ 9,664,652